UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-04049

Deutsche Income Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 10/31

Date of reporting period: 1/31/2017

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                     as of January 31, 2017 (Unaudited)

Deutsche Unconstrained Income Fund

		Principal Amount ($) (a)	Value ($)
Corporate Bonds 49.7%
Consumer Discretionary 9.0%
1011778 B.C. Unlimited Liability Co., 144A, 4.625%, 1/15/2022		120,000	123,150
Ally Financial, Inc.:
3.5%, 1/27/2019		910,000	919,100
4.125%, 3/30/2020		405,000	411,581
5.75%, 11/20/2025		510,000	517,650
Altice Financing SA, 144A, 7.5%, 5/15/2026		1,800,000	1,899,000
Asbury Automotive Group, Inc., 6.0%, 12/15/2024		180,000	184,050
Ashtead Capital, Inc., 144A, 6.5%, 7/15/2022		680,000	711,450
Ashton Woods U.S.A. LLC, 144A, 6.875%, 2/15/2021		305,000	298,900
Block Communications, Inc., 144A, 7.25%, 2/1/2020		285,000	289,987
Boyd Gaming Corp., 6.875%, 5/15/2023		145,000	155,701
CCO Holdings LLC:
144A, 5.375%, 5/1/2025		385,000	400,881
144A, 5.875%, 5/1/2027		1,640,000	1,739,942
Cequel Communications Holdings I LLC, 144A, 6.375%, 9/15/2020		1,925,000	1,977,937
Charter Communications Operating LLC:
3.579%, 7/23/2020		270,000	276,604
4.908%, 7/23/2025		180,000	189,272
Churchill Downs, Inc., 5.375%, 12/15/2021		178,000	184,675
CSC Holdings LLC:
5.25%, 6/1/2024 (b)		230,000	231,150
144A, 5.5%, 4/15/2027		1,800,000	1,827,000
144A, 10.125%, 1/15/2023		1,000,000	1,159,380
CVS Health Corp., 5.125%, 7/20/2045		330,000	362,944
Dana, Inc., 5.5%, 12/15/2024		185,000	192,400
DISH DBS Corp., 5.875%, 7/15/2022		1,800,000	1,871,100
Dollar Tree, Inc.:
5.25%, 3/1/2020		350,000	359,625
5.75%, 3/1/2023		490,000	518,910
Fiat Chrysler Automobiles NV, 4.5%, 4/15/2020 (b)		460,000	470,396
Ford Motor Co., 5.291%, 12/8/2046		160,000	158,839
General Motors Co., 6.6%, 4/1/2036		145,000	167,009
General Motors Financial Co., Inc.:
2.4%, 5/9/2019		290,000	289,194
3.2%, 7/13/2020		610,000	614,457
3.2%, 7/6/2021		340,000	338,391
Goodyear Tire & Rubber Co., 5.0%, 5/31/2026		195,000	196,463
Group 1 Automotive, Inc.:
5.0%, 6/1/2022		1,075,000	1,088,437
144A, 5.25%, 12/15/2023		710,000	711,775
Hanesbrands, Inc., 144A, 4.875%, 5/15/2026		340,000	334,900
Hilton Domestic Operating Co., Inc., 144A, 4.25%, 9/1/2024		620,000	608,375
MDC Partners, Inc., 144A, 6.5%, 5/1/2024 (b)		105,000	91,350
Mediacom Broadband LLC, 6.375%, 4/1/2023		430,000	450,425
MGM Resorts International, 6.75%, 10/1/2020		462,000	511,665
Nielsen Finance LLC, 144A, 5.0%, 4/15/2022		155,000	158,294
Penske Automotive Group, Inc., 5.5%, 5/15/2026		245,000	243,775
Quebecor Media, Inc., 5.75%, 1/15/2023		150,000	157,125
Schaeffler Finance BV, 144A, 4.75%, 5/15/2023		315,000	321,174
SFR Group SA:
144A, 6.0%, 5/15/2022		500,000	514,375
144A, 7.375%, 5/1/2026		1,785,000	1,831,856
Sirius XM Radio, Inc., 144A, 5.375%, 7/15/2026		140,000	142,275
Springs Industries, Inc., 6.25%, 6/1/2021		265,000	274,275
The Gap, Inc., 5.95%, 4/12/2021 (b)		990,000	1,044,575
Time Warner, Inc., 3.8%, 2/15/2027		545,000	531,580
Unitymedia Hessen GmbH & Co., KG, 144A, 5.5%, 1/15/2023		830,000	863,200
UPCB Finance IV Ltd., 144A, 5.375%, 1/15/2025		1,330,000	1,349,950
Viking Cruises Ltd.:
144A, 6.25%, 5/15/2025		325,000	312,000
144A, 8.5%, 10/15/2022		215,000	226,019
Virgin Media Secured Finance PLC, 144A, 5.25%, 1/15/2026		410,000	411,382
Walgreens Boots Alliance, Inc., 4.8%, 11/18/2044		280,000	285,104
			31,501,024
Consumer Staples 2.4%
Anheuser-Busch InBev Finance, Inc., 4.9%, 2/1/2046		440,000	470,846
Aramark Services, Inc., 5.125%, 1/15/2024		160,000	166,266
Cott Beverages, Inc.:
5.375%, 7/1/2022		560,000	573,440
6.75%, 1/1/2020		250,000	259,125
Danone SA, 144A, 2.947%, 11/2/2026		370,000	352,260
JBS Investments GmbH, 144A, 7.25%, 4/3/2024		305,000	319,869
JBS U.S.A. LUX SA, 144A, 8.25%, 2/1/2020		1,025,000	1,050,625
Kraft Heinz Foods Co., 4.375%, 6/1/2046		15,000	14,023
Minerva Luxembourg SA:
144A, 6.5%, 9/20/2026		3,400,000	3,378,750
144A, 12.25%, 2/10/2022		1,050,000	1,118,250
Molson Coors Brewing Co., 4.2%, 7/15/2046		205,000	190,248
Smithfield Foods, Inc.:
144A, 3.35%, 2/1/2022 (c)		85,000	85,457
144A, 4.25%, 2/1/2027 (c)		105,000	106,191
The WhiteWave Foods Co., 5.375%, 10/1/2022		150,000	163,125
			8,248,475
Energy 9.6%
Anadarko Petroleum Corp.:
4.85%, 3/15/2021		105,000	112,869
5.55%, 3/15/2026 (b)		230,000	258,733
Antero Resources Corp., 5.625%, 6/1/2023		270,000	275,400
Blue Racer Midstream LLC, 144A, 6.125%, 11/15/2022		100,000	102,500
Carrizo Oil & Gas, Inc., 6.25%, 4/15/2023 (b)		240,000	246,300
Cheniere Corpus Christi Holdings LLC, 144A, 7.0%, 6/30/2024		1,800,000	2,009,250
ConocoPhillips Co., 4.15%, 11/15/2034		250,000	246,818
Continental Resources, Inc., 5.0%, 9/15/2022		330,000	336,600
Ecopetrol SA, 5.375%, 6/26/2026		4,000,000	4,000,000
Enbridge, Inc., 5.5%, 12/1/2046		525,000	567,478
Encana Corp., 5.15%, 11/15/2041		325,000	308,838
Energy Transfer Partners LP, 5.95%, 10/1/2043		150,000	158,190
Halliburton Co., 4.85%, 11/15/2035		200,000	214,180
Hilcorp Energy I LP, 144A, 5.75%, 10/1/2025		455,000	458,981
KazMunayGas National Co. JSC, 144A, 9.125%, 7/2/2018		1,000,000	1,084,000
Kinder Morgan Energy Partners LP:
4.7%, 11/1/2042		190,000	178,065
6.375%, 3/1/2041		80,000	89,135
Laredo Petroleum, Inc., 6.25%, 3/15/2023 (b)		305,000	319,106
Lukoil International Finance BV, 144A, 6.656%, 6/7/2022		3,500,000	3,893,750
Marathon Oil Corp., 5.2%, 6/1/2045		650,000	635,594
Newfield Exploration Co., 5.375%, 1/1/2026		165,000	170,775
Noble Holding International Ltd., 5.25%, 3/16/2018		80,000	80,600
Oasis Petroleum, Inc.:
6.875%, 3/15/2022 (b)		115,000	117,875
6.875%, 1/15/2023 (b)		15,000	15,356
Pertamina Persero PT, 144A, 5.25%, 5/23/2021		1,520,000	1,607,389
Petrobras Global Finance BV:
6.125%, 1/17/2022 (b)		1,330,000	1,371,895
8.375%, 5/23/2021		2,960,000	3,300,400
Petroleos Mexicanos:
4.625%, 9/21/2023		2,855,000	2,783,625
144A, 5.375%, 3/13/2022		1,179,000	1,201,932
Plains All American Pipeline LP:
2.85%, 1/31/2023		295,000	283,572
4.3%, 1/31/2043		395,000	335,107
4.5%, 12/15/2026		710,000	718,486
Range Resources Corp.:
4.875%, 5/15/2025		180,000	175,176
144A, 5.875%, 7/1/2022		155,000	162,363
Regency Energy Partners LP, 4.5%, 11/1/2023		200,000	207,327
Rice Energy, Inc., 7.25%, 5/1/2023		70,000	75,075
Shell International Finance BV, 4.0%, 5/10/2046		230,000	219,912
Sunoco Logistics Partners Operations LP, 5.3%, 4/1/2044		270,000	271,043
Tesoro Logistics LP:
5.25%, 1/15/2025		1,800,000	1,876,500
6.375%, 5/1/2024		200,000	217,250
Valero Energy Partners LP, 4.375%, 12/15/2026		645,000	652,783
Whiting Petroleum Corp., 6.25%, 4/1/2023 (b)		1,260,000	1,272,600
WPX Energy, Inc., 8.25%, 8/1/2023		270,000	307,125
YPF SA, 144A, 8.5%, 7/28/2025 (b)		750,000	789,232
			33,709,185
Financials 6.3%
AIA Group Ltd., 144A, 4.5%, 3/16/2046		200,000	200,942
Akbank TAS, 144A, 5.0%, 10/24/2022		1,500,000	1,429,248
Alliance Data Systems Corp., 144A, 5.25%, 12/1/2017		245,000	248,981
Ares Capital Corp., 3.625%, 1/19/2022		290,000	283,630
Bank of America Corp., 4.443%, 1/20/2048		640,000	637,034
Barclays Bank PLC, 144A, 6.05%, 12/4/2017		1,430,000	1,474,539
Blackstone Holdings Finance Co., LLC, 144A, 5.0%, 6/15/2044		150,000	151,360
BPCE SA, 3.375%, 12/2/2026		250,000	245,195
CIT Group, Inc., 3.875%, 2/19/2019		1,905,000	1,945,481
Corp. Financiera de Desarrollo SA, 144A, 4.75%, 2/8/2022		500,000	528,150
Credit Agricole SA, 144A, 4.125%, 1/10/2027		690,000	686,878
Credit Suisse Group AG, 144A, 4.282%, 1/9/2028		525,000	522,363
Credit Suisse Group Funding Guernsey Ltd.:
3.8%, 6/9/2023		330,000	329,899
4.55%, 4/17/2026		280,000	287,697
Credito Real SAB de CV SOFOM ER, 144A, 7.25%, 7/20/2023		500,000	500,000
Dubai Holding Commercial Operations MTN Ltd., 6.0%, 2/1/2017	GBP	1,500,000	1,886,999
Everest Reinsurance Holdings, Inc., 4.868%, 6/1/2044		320,000	314,624
FS Investment Corp., 4.75%, 5/15/2022		450,000	458,371
HSBC Holdings PLC, 4.375%, 11/23/2026		695,000	698,702
International Lease Finance Corp.:
3.875%, 4/15/2018		2,555,000	2,593,325
6.25%, 5/15/2019		855,000	922,288
KKR Group Finance Co. III LLC, 144A, 5.125%, 6/1/2044		210,000	202,533
Legg Mason, Inc., 5.625%, 1/15/2044		310,000	313,365
Lincoln Finance Ltd., 144A, 7.375%, 4/15/2021		120,000	127,215
Lloyds Banking Group PLC, 3.75%, 1/11/2027		890,000	874,893
Loews Corp., 4.125%, 5/15/2043		260,000	248,862
Manulife Financial Corp., 5.375%, 3/4/2046		305,000	359,658
Massachusetts Mutual Life Insurance Co., 144A, 4.5%, 4/15/2065		60,000	56,057
Morgan Stanley, 4.375%, 1/22/2047		470,000	464,715
National Savings Bank, 144A, 5.15%, 9/10/2019		1,500,000	1,513,500
Nationwide Financial Services, Inc., 144A, 5.3%, 11/18/2044		270,000	288,387
Royal Bank of Scotland Group PLC, 3.875%, 9/12/2023		320,000	310,990
Standard Chartered PLC, 144A, 4.05%, 4/12/2026		425,000	423,170
Swiss Re Treasury U.S. Corp., 144A, 4.25%, 12/6/2042		200,000	194,808
Voya Financial, Inc., 4.8%, 6/15/2046		215,000	208,518
			21,932,377
Health Care 3.7%
Abbott Laboratories:
2.9%, 11/30/2021		845,000	841,289
4.9%, 11/30/2046		860,000	862,011
AbbVie, Inc., 4.7%, 5/14/2045		85,000	82,724
Actavis Funding SCS, 4.75%, 3/15/2045		120,000	118,339
Aetna, Inc., 4.375%, 6/15/2046		200,000	200,482
Celgene Corp., 5.0%, 8/15/2045		155,000	160,996
Endo Finance LLC:
144A, 5.375%, 1/15/2023		265,000	221,938
144A, 5.75%, 1/15/2022		265,000	230,881
Endo Ltd.:
144A, 6.0%, 7/15/2023		285,000	242,962
144A, 6.0%, 2/1/2025		200,000	162,750
Gilead Sciences, Inc., 4.15%, 3/1/2047		210,000	197,581
HCA, Inc.:
5.875%, 2/15/2026		415,000	431,600
6.5%, 2/15/2020		1,360,000	1,485,800
LifePoint Health, Inc.:
144A, 5.375%, 5/1/2024		70,000	67,025
5.5%, 12/1/2021		155,000	158,875
Mallinckrodt International Finance SA, 4.75%, 4/15/2023 (b)		1,010,000	833,250
Mylan NV, 144A, 5.25%, 6/15/2046		285,000	267,866
Pfizer, Inc.:
4.0%, 12/15/2036		190,000	191,757
4.125%, 12/15/2046		95,000	95,298
Shire Acquisitions Investments Ireland DAC, 3.2%, 9/23/2026		573,000	538,019
Stryker Corp., 4.625%, 3/15/2046		120,000	122,783
Tenet Healthcare Corp.:
6.25%, 11/1/2018		1,565,000	1,645,206
6.75%, 6/15/2023 (b)		510,000	481,950
UnitedHealth Group, Inc.:
3.45%, 1/15/2027		230,000	233,290
4.2%, 1/15/2047		370,000	373,348
Valeant Pharmaceuticals International, Inc.:
144A, 5.375%, 3/15/2020		510,000	438,600
144A, 5.875%, 5/15/2023		470,000	357,787
144A, 6.125%, 4/15/2025		1,280,000	958,400
144A, 7.5%, 7/15/2021		1,235,000	1,072,906
			13,075,713
Industrials 1.9%
ADT Corp.:
3.5%, 7/15/2022		180,000	170,100
6.25%, 10/15/2021		530,000	576,375
Artesyn Embedded Technologies, Inc., 144A, 9.75%, 10/15/2020		270,000	253,800
Bombardier, Inc.:
144A, 5.75%, 3/15/2022		535,000	525,637
144A, 7.75%, 3/15/2020		260,000	276,575
Covanta Holding Corp., 5.875%, 3/1/2024		195,000	194,025
Empresa de Transporte de Pasajeros Metro SA, 144A, 5.0%, 1/25/2047		1,296,000	1,294,380
FedEx Corp., 4.55%, 4/1/2046		175,000	174,656
Kenan Advantage Group, Inc., 144A, 7.875%, 7/31/2023		245,000	250,819
Masonite International Corp., 144A, 5.625%, 3/15/2023		205,000	212,175
Meritor, Inc., 6.25%, 2/15/2024		100,000	100,520
Ply Gem Industries, Inc., 6.5% , 2/1/2022		405,000	421,155
Roper Technologies, Inc., 3.8%, 12/15/2026		280,000	279,307
Transurban Finance Co. Pty Ltd., 144A, 3.375%, 3/22/2027		200,000	189,793
United Rentals North America, Inc., 7.625%, 4/15/2022		952,000	997,220
ZF North America Capital, Inc., 144A, 4.5%, 4/29/2022		715,000	733,769
			6,650,306
Information Technology 1.4%
ACI Worldwide, Inc., 144A, 6.375%, 8/15/2020		95,000	97,869
Activision Blizzard, Inc., 144A, 3.4%, 9/15/2026		250,000	238,645
Broadcom Corp.:
144A, 3.0%, 1/15/2022		491,000	488,867
144A, 3.625%, 1/15/2024		431,000	431,546
144A, 3.875%, 1/15/2027		491,000	487,256
Cardtronics, Inc., 5.125%, 8/1/2022		130,000	131,950
CDW LLC, 6.0%, 8/15/2022		470,000	495,850
Diamond 1 Finance Corp.:
144A, 4.42%, 6/15/2021		650,000	676,482
144A, 8.1%, 7/15/2036		170,000	205,301
First Data Corp., 144A, 6.75%, 11/1/2020 (b)		282,000	291,517
Micron Technology, Inc., 144A, 5.25%, 8/1/2023		235,000	235,588
NVIDIA Corp., 2.2%, 9/16/2021		205,000	199,946
NXP BV, 144A, 4.125%, 6/1/2021		200,000	206,480
Seagate HDD Cayman:
144A, 4.25%, 3/1/2022 (c)		415,000	414,045
5.75%, 12/1/2034		330,000	297,660
			4,899,002
Materials 6.0%
Ardagh Packaging Finance PLC, 144A, 3.963% **, 12/15/2019		66,847	67,933
Ball Corp., 5.25%, 7/1/2025		325,000	341,656
Berry Plastics Corp., 5.5%, 5/15/2022		370,000	384,800
Cascades, Inc., 144A, 5.5%, 7/15/2022		120,000	121,650
CF Industries, Inc., 144A, 4.5%, 12/1/2026		105,000	104,937
Chemours Co., 6.625%, 5/15/2023 (b)		250,000	248,750
Constellium NV, 144A, 7.875%, 4/1/2021		250,000	268,437
Corp. Nacional del Cobre de Chile, 144A, 4.5%, 9/16/2025		900,000	928,379
Equate Petrochemical BV, 144A, 4.25%, 11/3/2026		2,155,000	2,117,287
Freeport-McMoRan, Inc., 2.375%, 3/15/2018		1,250,000	1,246,250
Glencore Funding LLC, 144A, 4.625%, 4/29/2024		120,000	124,170
Greif, Inc., 7.75%, 8/1/2019		745,000	826,019
GTL Trade Finance, Inc., 144A, 5.893%, 4/29/2024 (b)		3,008,000	3,045,600
Hexion, Inc., 6.625%, 4/15/2020		255,000	237,788
Plastipak Holdings, Inc., 144A, 6.5%, 10/1/2021		260,000	271,375
Platform Specialty Products Corp.:
144A, 6.5%, 2/1/2022 (b)		220,000	224,400
144A, 10.375%, 5/1/2021		220,000	244,200
Potash Corp. of Saskatchewan, Inc., 4.0%, 12/15/2026		410,000	411,905
Reynolds Group Issuer, Inc.:
144A, 5.125%, 7/15/2023		5,000	5,114
5.75%, 10/15/2020		755,000	777,333
6.875%, 2/15/2021		1,351,362	1,385,565
St. Marys Cement, Inc., 144A, 5.75%, 1/28/2027		4,300,000	4,203,250
Teck Resources Ltd.:
144A, 8.0%, 6/1/2021		225,000	248,063
144A, 8.5%, 6/1/2024		60,000	69,825
Tronox Finance LLC:
6.375%, 8/15/2020		40,000	38,450
144A, 7.5%, 3/15/2022		330,000	321,750
United States Steel Corp., 144A, 8.375%, 7/1/2021		110,000	122,100
Vale Overseas Ltd., 5.875%, 6/10/2021 (b)		2,125,000	2,273,750
WR Grace & Co-Conn:
144A, 5.125%, 10/1/2021		135,000	141,581
144A, 5.625%, 10/1/2024		65,000	68,494
			20,870,811
Real Estate 2.2%
CBL & Associates LP:
(REIT), 4.6%, 10/15/2024		158,000	146,950
(REIT), 5.25%, 12/1/2023		450,000	446,244
(REIT), 5.95%, 12/15/2026		555,000	549,688
Crown Castle International Corp.:
(REIT), 4.0%, 3/1/2027 (c)		173,000	172,651
(REIT), 5.25%, 1/15/2023		260,000	282,438
CyrusOne LP, (REIT), 6.375%, 11/15/2022		315,000	332,325
Equinix, Inc.:
(REIT), 5.375%, 4/1/2023		1,915,000	2,003,722
(REIT), 5.875%, 1/15/2026		180,000	191,250
Hospitality Properties Trust, (REIT), 5.0%, 8/15/2022		1,000,000	1,052,752
MPT Operating Partnership LP, (REIT), 6.375%, 2/15/2022		325,000	336,375
Omega Healthcare Investors, Inc., (REIT), 4.95%, 4/1/2024		380,000	386,666
Select Income REIT, (REIT), 4.15%, 2/1/2022		380,000	379,332
Trust F/1401, 144A, (REIT), 5.25%, 1/30/2026		1,315,000	1,242,675
VEREIT Operating Partnership LP:
(REIT), 4.125%, 6/1/2021		95,000	96,406
(REIT), 4.875%, 6/1/2026		55,000	56,069
			7,675,543
Telecommunication Services 5.7%
AT&T, Inc.:
4.25%, 3/1/2027 (c)		1,011,000	1,010,393
4.5%, 5/15/2035		430,000	404,261
Bharti Airtel International Netherlands BV, 144A, 5.125%, 3/11/2023		500,000	524,087
CenturyLink, Inc.:
Series T, 5.8%, 3/15/2022		475,000	488,509
Series W, 6.75%, 12/1/2023		620,000	637,825
Series Y, 7.5%, 4/1/2024 (b)		500,000	529,375
Deutsche Telekom International Finance BV:
144A, 2.82%, 1/19/2022		1,130,000	1,122,698
144A, 3.6%, 1/19/2027		973,000	961,313
Digicel Group Ltd.:
144A, 7.125%, 4/1/2022		310,000	247,864
144A, 8.25%, 9/30/2020		1,140,000	1,010,325
Digicel Ltd., 144A, 7.0%, 2/15/2020		200,000	195,250
Frontier Communications Corp.:
6.875%, 1/15/2025		895,000	750,681
7.125%, 1/15/2023		1,670,000	1,494,650
GTH Finance BV, 144A, 7.25%, 4/26/2023		1,000,000	1,090,000
Intelsat Jackson Holdings SA, 144A, 8.0%, 2/15/2024 (b)		602,000	624,575
Level 3 Financing, Inc.:
144A, 5.25%, 3/15/2026		235,000	234,119
5.375%, 8/15/2022		2,825,000	2,916,812
5.375%, 5/1/2025		250,000	255,158
Sprint Communications, Inc., 144A, 7.0%, 3/1/2020		200,000	217,250
Sprint Corp., 7.125%, 6/15/2024		1,265,000	1,321,925
Sprint Spectrum Co., LLC, 144A, 3.36%, 3/20/2023		1,190,000	1,191,487
T-Mobile U.S.A., Inc.:
6.375%, 3/1/2025		628,000	679,025
6.625%, 11/15/2020		720,000	738,000
Verizon Communications, Inc., 4.672%, 3/15/2055		245,000	219,398
VimpelCom Holdings BV, 144A, 5.95%, 2/13/2023		500,000	523,100
Wind Acquisition Finance SA, 144A, 6.5%, 4/30/2020		235,000	243,813
Zayo Group LLC:
6.0%, 4/1/2023		140,000	146,300
6.375%, 5/15/2025		325,000	343,892
			20,122,085
Utilities 1.5%
Adani Transmission Ltd., 144A, 4.0%, 8/3/2026		200,000	190,012
Calpine Corp.:
5.375%, 1/15/2023		280,000	275,800
5.75%, 1/15/2025		130,000	127,075
Dynegy, Inc.:
7.375%, 11/1/2022		100,000	98,750
7.625%, 11/1/2024 (b)		585,000	557,213
Electricite de France SA, 144A, 4.75%, 10/13/2035		445,000	453,264
Majapahit Holding BV, 144A, 8.0%, 8/7/2019		1,000,000	1,122,750
NGL Energy Partners LP, 5.125%, 7/15/2019		155,000	155,000
NRG Energy, Inc., 6.25%, 5/1/2024 (b)		1,950,000	1,984,125
Southern Power Co., Series F, 4.95%, 12/15/2046		137,000	135,083
			5,099,072
Total Corporate Bonds (Cost $173,392,692)			173,783,593
Asset-Backed 1.9%
Automobile Receivables 0.0%
CPS Auto Receivables Trust, “D”, Series 2014-A, 144A, 5.11%, 2/18/2020		170,000	172,310
Home Equity Loans 0.2%
CIT Group Home Equity Loan Trust, “AF6”, Series 2002-1, 6.2%, 2/25/2030		121,649	121,277
Citigroup Mortgage Loan Trust, “A2C”, Series 2006-HE2, 0.906% **, 8/25/2036		449,636	444,824
			566,101
Miscellaneous 1.7%
Apidos CLO XXI, “B”, Series 2015-21A, 144A, 3.582% **, 7/18/2027		2,000,000	2,008,538
Cumberland Park CLO Ltd., “C”, Series 2015-2A, 144A, 3.731% **, 7/20/2026		2,250,000	2,254,615
Domino’s Pizza Master Issuer LLC, “A2”, Series 2012-1A, 144A, 5.216%, 1/25/2042		520,144	527,735
Hilton Grand Vacations Trust, “B”, Series 2014-AA, 144A, 2.07%, 11/25/2026		1,034,714	1,021,355
			5,812,243
Total Asset-Backed (Cost $6,547,171)			6,550,654
Commercial Mortgage-Backed Securities 3.8%
Credit Suisse First Boston Mortgage Securities Corp., “G”, Series 2005-C6, 144A, 5.228% **, 12/15/2040		3,395,030	3,392,246
CSAIL Commercial Mortgage Trust, “A4”, Series 2015-C4, 3.808%, 11/15/2048		1,850,000	1,924,656
FHLMC Multifamily Structured Pass-Through Certificates, “X1”, Series K043, Interest Only, 0.548% ***, 12/25/2024		7,461,572	271,388
GMAC Commercial Mortgage Securities, Inc., “G”, Series 2004-C1, 144A, 5.455%, 3/10/2038		3,408,588	3,350,360
JPMBB Commercial Mortgage Securities Trust:
“A4”, Series 2015-C28, 3.227%, 10/15/2048		2,800,000	2,806,625
“A3”, Series 2014-C19, 3.669%, 4/15/2047		125,000	130,203
JPMorgan Chase Commercial Mortgage Securities Corp., “B”, Series 2005-LDP4, 5.129%, 10/15/2042		1,355,381	1,352,086
Total Commercial Mortgage-Backed Securities (Cost $13,188,756)			13,227,564
Collateralized Mortgage Obligations 5.6%
Banc of America Mortgage Securities, “2A2”, Series 2004-A, 3.336% **, 2/25/2034		242,799	240,350
Bear Stearns Adjustable Rate Mortgage Trust, “2A1”, Series 2005-11, 3.55% **, 12/25/2035		743,942	753,981
Countrywide Alternative Loan Trust, “1A4”, Series 2006-43CB, 6.0%, 2/25/2037		221,321	191,522
Countrywide Home Loans, “2A5”, Series 2004-13, 5.75%, 8/25/2034		407,033	403,382
Fannie Mae Connecticut Avenue Securities, “1M1”, Series 2016-C02, 2.906% **, 9/25/2028		2,597,240	2,630,920
Federal Home Loan Mortgage Corp.:
“AI”, Series 4016, Interest Only, 3.0%, 9/15/2025		1,731,716	100,666
“C31”, Series 303, Interest Only, 4.5%, 12/15/2042		8,995,437	1,758,531
“PI”, Series 3843, Interest Only, 4.5%, 5/15/2038		1,922,808	178,942
“DZ”, Series 4253, 4.75%, 9/15/2043		3,821,753	3,921,202
“HI”, Series 2934, Interest Only, 5.0%, 2/15/2020		115,828	6,170
“WI”, Series 3010, Interest Only, 5.0%, 7/15/2020		204,814	10,231
“JS”, Series 3572, Interest Only, 6.033% ***, 9/15/2039		688,008	95,202
“A”, Series 172, Interest Only, 6.5%, 1/1/2024		305,440	46,870
Federal National Mortgage Association:
“4”, Series 406, Interest Only, 4.0%, 9/25/2040		1,965,980	395,043
“BI”, Series 2010-13, Interest Only, 5.0%, 12/25/2038		33,694	274
Government National Mortgage Association:
“GI”, Series 2014-146, Interest Only, 3.5%, 9/20/2029		10,153,554	1,286,948
“MZ”, Series 2014-27, 3.5%, 12/20/2043		2,921,228	2,889,482
“HI”, Series 2015-77, Interest Only, 4.0%, 5/20/2045		4,036,901	784,856
“PI”, Series 2015-40, Interest Only, 4.0%, 4/20/2044		1,783,808	248,641
“IP”, Series 2014-11, Interest Only, 4.5%, 1/20/2043		2,458,435	412,670
“IP”, Series 2014-115, Interest Only, 4.5%, 2/20/2044		216,920	40,176
“PI”, Series 2014-108, Interest Only, 4.5%, 12/20/2039		304,912	52,000
“IN”, Series 2009-69, Interest Only, 5.5%, 8/20/2039		892,625	161,661
“IV”, Series 2009-69, Interest Only, 5.5%, 8/20/2039		1,025,924	204,236
“AI”, Series 2007-38, Interest Only, 5.693% ***, 6/16/2037		241,196	34,739
“IJ”, Series 2009-75, Interest Only, 6.0%, 8/16/2039		748,490	129,948
JPMorgan Mortgage Trust, “2A1”, Series 2006-A2, 2.995% **, 4/25/2036		1,068,699	987,492
Merrill Lynch Mortgage Investors Trust:
“1A”, Series 2005-2, 2.543% **, 10/25/2035		572,007	570,537
“2A”, Series 2003-A6, 3.264% **, 10/25/2033		387,133	386,788
Wells Fargo Mortgage-Backed Securities Trust:
“2A3”,Series 2004-EE, 3.049% **, 12/25/2034		299,889	297,224
“2A16”, Series 2005-AR10, 3.052% **, 6/25/2035		523,993	522,954
Total Collateralized Mortgage Obligations (Cost $17,888,877)			19,743,638
Government & Agency Obligations 24.0%
Other Government Related (d) 7.1%
Black Sea Trade & Development Bank, 144A, 4.875%, 5/6/2021 (b)		1,600,000	1,680,000
Magyar Export-Import Bank Zrt, 144A, 4.0%, 1/30/2020		630,000	645,096
Novatek OAO, 144A, 4.422%, 12/13/2022		1,392,000	1,389,940
Novolipetsk Steel, 144A, 4.5%, 6/15/2023		3,500,000	3,499,825
Provincia de Buenos Aires, 144A, 9.125%, 3/16/2024		7,050,000	7,684,500
Rosneft Oil Co., 144A, 4.199%, 3/6/2022		3,500,000	3,453,555
Russian Railways, REG S, 5.739%, 4/3/2017		1,000,000	1,005,376
Sberbank of Russia, Series 7, REG S, 5.717%, 6/16/2021		500,000	535,130
Vnesheconombank:
REG S, 4.032%, 2/21/2023	EUR	3,735,000	4,201,272
144A, 6.902%, 7/9/2020		700,000	761,250
			24,855,944
Sovereign Bonds 12.5%
Dominican Republic, 144A, 6.875%, 1/29/2026		550,000	586,877
Government of Honduras, 144A, 6.25%, 1/19/2027		2,180,000	2,164,740
Government of Indonesia, Series FR56, 8.375%, 9/15/2026	IDR	13,400,000,000	1,052,452
Ivory Coast Government International Bond, 144A, 6.375%, 3/3/2028		400,000	389,168
KazAgro National Management Holding JSC:
REG S, 3.255%, 5/22/2019	EUR	4,500,000	4,924,786
144A, 4.625%, 5/24/2023		1,500,000	1,422,984
Mexican Udibonos, Series S, 2.0%, 6/9/2022	MXN	39,056,049	1,796,839
Perusahaan Penerbit SBSN, 144A, 4.325%, 5/28/2025		800,000	808,240
Republic of Argentina:
144A, 5.625%, 1/26/2022		1,894,000	1,897,788
5.83%, 12/31/2033	ARS	377	173
Republic of Armenia, 144A, 7.15%, 3/26/2025		700,000	733,278
Republic of Colombia, 4.5%, 1/28/2026 (b)		4,000,000	4,178,000
Republic of Costa Rica, 144A, 7.158%, 3/12/2045		700,000	680,946
Republic of Ghana, 144A, 9.25%, 9/15/2022 (b)		1,830,000	1,933,358
Republic of Hungary, Series 19/A, 6.5%, 6/24/2019	HUF	113,800,000	450,204
Republic of Jamaica, 8.0%, 3/15/2039		1,520,000	1,702,446
Republic of Panama, 3.75%, 3/16/2025		1,220,000	1,232,200
Republic of Portugal, 144A, 5.125%, 10/15/2024		2,100,000	2,029,373
Republic of Sri Lanka:
144A, 5.125%, 4/11/2019		1,000,000	1,014,933
144A, 5.75%, 1/18/2022		4,720,000	4,722,908
United Mexican States, Series M, 5.75%, 3/5/2026	MXN	235,660,700	10,056,265
			43,777,958
U.S. Treasury Obligations 4.4%
U.S. Treasury Bills:
0.4% ****, 2/9/2017 €		1,608,000	1,607,831
0.56% ****, 6/1/2017 €		1,930,000	1,926,686
U.S. Treasury Bond, 2.25%, 8/15/2046		271,300	228,189
U.S. Treasury Notes:
0.75%, 10/31/2017 (f) (g)		11,042,000	11,040,278
0.75%, 7/15/2019		345,000	340,027
			15,143,011
Total Government & Agency Obligations (Cost $84,285,533)			83,776,913
Loan Participations and Assignments 3.0%
Senior Loans **
American Rock Salt Holdings LLC, First Lien Term Loan, 4.75%, 5/20/2021		1,553,514	1,559,992
Calpine Corp., Term Loan B5, 3.75%, 1/15/2024		1,970,000	1,982,618
DaVita HealthCare Partners, Inc., Term Loan B, 3.53%, 6/24/2021		702,000	711,916
First Data Corp., Term Loan, 3.775%, 3/24/2021		545,241	549,245
Goodyear Tire & Rubber Co., Second Lien Term Loan, 3.77%, 4/30/2019		501,667	508,331
MacDermid, Inc., Term Loan, 5.0%, 6/7/2023		1,451,434	1,473,888
MEG Energy Corp., Term Loan B, 4.54%, 12/31/2023		280,200	281,748
NRG Energy, Inc., Term Loan B, 3.028%, 6/30/2023		975,533	980,493
Pinnacle Foods Finance LLC, Term Loan G, 3.276%, 4/29/2020		345,920	346,931
Ply Gem Industries, Inc., Term Loan, 4.0%, 2/1/2021		210,142	213,032
Valeant Pharmaceuticals International, Inc.:
Term Loan B, 5.02%, 2/13/2019		1,373,146	1,376,297
Term Loan B, 5.27%, 12/11/2019		867,032	870,218
Total Loan Participations and Assignments (Cost $10,765,354)			10,854,709
Convertible Bond 0.2%
Materials
GEO Specialty Chemicals, Inc., 144A, 7.5%, Cash, 7.5%, PIK, 10/30/2018 (Cost $513,858)		514,449	516,815
		Shares	Value ($)
Common Stocks 0.0%
Industrials 0.0%
Quad Graphics, Inc.		106	2,776
Materials 0.0%
GEO Specialty Chemicals, Inc.*		53,783	20,744
GEO Specialty Chemicals, Inc. 144A*		966	373
			21,117
Total Common Stocks (Cost $131,472)			23,893
Warrant 0.0%
Materials
Hercules Trust II, Expiration Date 3/31/2029* (Cost $70,220)		315	2,566
Exchange-Traded Funds 10.4%
iShares iBoxx $ High Yield Corporate Bond ETF (b)		215,000	18,778,100
SPDR Bloomberg Barclays High Yield Bond ETF (b)		475,000	17,532,251
Total Exchange-Traded Funds (Cost $35,308,393)			36,310,351
		Contract Amount	Value ($)
Call Options Purchased 0.0%
Options on Interest Rate Swap Contracts
Pay Fixed Rate - 4.19% - Receive Floating - 3-Month LIBOR, Swap Expiration Date 2/3/2027, Option Expiration Date 2/1/2017[1]		9,400,000	1
Pay Fixed Rate - 4.32% - Receive Floating - 3-Month LIBOR, Swap Expiration Date 2/3/2027, Option Expiration Date 2/1/2017[2]		9,100,000	1
Total Call Options Purchased (Cost $811,173)			2
Put Options Purchased 0.0%
Options on Interest Rate Swap Contracts
Receive Fixed Rate - 2.19% - Pay Floating - 3-Month LIBOR, Swap Expiration Date 2/3/2027, Option Expiration Date 2/1/2017[1]		9,400,000	20
Receive Fixed Rate - 2.32% - Pay Floating - 3-Month LIBOR, Swap Expiration Date 2/3/2027, Option Expiration Date 2/1/2017[2]		9,100,000	7,487
Total Put Options Purchased (Cost $628,823)			7,507
		Shares	Value ($)
Securities Lending Collateral 8.2%
Government & Agency Securities Portfolio "Deutsche Government Cash Institutional Shares", 0.51% (h) (i) (Cost $28,818,281)		28,818,281	28,818,281
Cash Equivalents 1.2%
Deutsche Central Cash Management Government Fund, 0.54% (h) (Cost $4,234,835)		4,234,835	4,234,835
		% of Net Assets	Value ($)
Total Investment Portfolio (Cost $376,585,438) †		108.0	377,851,321
Other Assets and Liabilities, Net		(8.0)	(27,954,965)
Net Assets		100.0	349,896,356

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
*	Non-income producing security.
**	Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of January 31, 2017.
***	These securities are shown at their current rate as of January 31, 2017.
****	Annualized yield at time of purchase; not a coupon rate.
†	The cost for federal income tax purposes was $377,530,309. At January 31, 2017, net unrealized appreciation for all securities based on tax cost was $321,012. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $7,466,378 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $7,145,366.
(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at January 31, 2017 amounted to $26,027,185, which is 7.4% of net assets.
(c)	When-issued security.
(d)	Government-backed debt issued by financial companies or government sponsored enterprises.
(e)	At January 31, 2017, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(f)	At January 31, 2017, this security has been pledged, in whole or in part, to cover initial margin requirements for open centrally cleared swap contracts.
(g)	At January 31, 2017, this security has been pledged, in whole or in part, as collateral for open over-the-counter derivatives.
(h)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(i)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
CLO: Collateralized Loan Obligation
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.
PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REIT: Real Estate Investment Trust
SBSN: Surat Berharga Syariah Negara (Islamic Based Government Securities)
SPDR: Standard & Poor's Depositary Receipt
At January 31, 2017, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)

10 Year Australian Treasury Bond	AUD	3/15/2017	243	23,643,892	90,968

At January 31, 2017, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)
10 Year U.S. Treasury Note	USD	3/22/2017	319	39,705,531	10,162
Euro-BTP Italian Government Bond	EUR	3/8/2017	83	11,729,337	340,653
Total unrealized appreciation					350,815

At January 31, 2017, open written options contracts were as follows:

Options on Interest Rate Swap Contracts
	Swap Effective/ Expiration Date	Contract Amount	Option Expiration Date	Premiums Received ($)	Value ($) (j)
Call Options
Receive Fixed - 3.19% - Pay Floating - 3-Month LIBOR	2/3/2017 2/3/2027	4,700,0001	2/1/2017	338,400	(1)
Receive Fixed - 3.32% - Pay Floating - 3-Month LIBOR	2/3/2017 2/3/2027	4,550,0002	2/1/2017	329,102	—
Total Call Options				667,502	(1)
Put Options
Pay Fixed - 3.19% - Receive Floating - 3-Month LIBOR	2/3/2017 2/3/2027	4,700,0001	2/1/2017	338,400	(352,568)
Pay Fixed - 3.32% - Receive Floating - 3-Month LIBOR	2/3/2017 2/3/2027	4,550,0002	2/1/2017	329,102	(394,390)
Total Put Options				667,502	(746,958)
Total				1,335,004	(746,959)

(j)	Unrealized appreciation on written options on interest rate swap contracts at January 31, 2017 was $588,045.
At January 31, 2017, open credit default swap contracts sold were as follows:

Centrally Cleared Swaps
Expiration Date	Notional Amount ($) (k)	Fixed Cash Flows Received	Underlying Reference Obligation	Value ($)	Unrealized Appreciation ($)

6/20/2021	20,500,000	5.0%	Markit Dow Jones CDX North America High Yield Index	1,550,258	838,175

(k)	The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation, if any.
At January 31, 2017, open interest rate swap contracts were as follows:

Centrally Cleared Swaps
Effective/ Expiration Date	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Unrealized Appreciation/ (Depreciation) ($)

12/16/2015 9/18/2017	43,500,000	Fixed — 1.557%	Floating — 3-Month LIBOR	(227,477)	(232,596)
12/16/2015 9/17/2035	1,200,000	Fixed — 2.938%	Floating — 3-Month LIBOR	(64,807)	(42,179)
3/16/2016 3/16/2017	11,000,000	Floating — 3-Month LIBOR	Fixed — 1.0%	14,245	13,253
Total net unrealized depreciation				(261,522)

LIBOR: London Interbank Offered Rate; 3-Month LIBOR rate at January 31, 2017 is 1.03%.

Counterparties:
1	JPMorgan Chase Securities, Inc.
2	BNP Paribas

As of January 31, 2017, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
MXN	110,100,000	USD	5,412,048	2/14/2017	142,354	Barclays Bank PLC
USD	3,311,595	MXN	71,460,000	2/21/2017	105,539	JPMorgan Chase Securities, Inc.
USD	3,343,108	MXN	71,463,112	2/21/2017	74,175	Barclays Bank PLC
USD	2,562,155	MXN	53,595,000	2/21/2017	696	JPMorgan Chase Securities, Inc.
MXN	214,383,112	USD	10,401,529	2/21/2017	149,977	JPMorgan Chase Securities, Inc.
MXN	37,290,000	USD	1,783,282	2/28/2017	2,220	Toronto-Dominion Bank
USD	7,078,885	JPY	823,600,000	3/13/2017	226,152	Citigroup, Inc.
USD	7,193,956	JPY	823,600,000	3/13/2017	111,082	Goldman Sachs & Co.
USD	7,639,657	EUR	7,100,000	3/13/2017	38,635	Barclays Bank PLC
Total unrealized appreciation					850,830
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
GBP	1,587,000	USD	1,984,909	2/2/2017	(11,595)	Nomura International PLC
USD	5,507,324	MXN	110,100,000	2/14/2017	(237,630)	Citigroup, Inc.
USD	854,562	MXN	17,865,000	2/21/2017	(278)	JPMorgan Chase Securities, Inc.
MXN	107,190,000	USD	5,019,372	2/21/2017	(106,329)	Goldman Sachs & Co.
USD	1,787,460	MXN	37,290,000	2/28/2017	(6,399)	Toronto-Dominion Bank
JPY	823,600,000	USD	7,179,000	3/13/2017	(126,038)	Citigroup, Inc.
EUR	7,100,000	USD	7,528,350	3/13/2017	(149,942)	Barclays Bank PLC
JPY	823,600,000	USD	7,255,160	3/13/2017	(49,877)	Goldman Sachs & Co.
EUR	12,467,000	USD	13,457,503	4/25/2017	(52,979)	Barclays Bank PLC
Total unrealized depreciation					(741,067)

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
JPY	Japanese Yen
MXN	Mexican Peso
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2017 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (l)
Corporate Bonds	$—	$173,783,593	$—	$173,783,593
Asset-Backed	—	6,550,654	—	6,550,654
Commercial Mortgage-Backed Securities	—	13,227,564	—	13,227,564
Collateralized Mortgage Obligations	—	19,743,638	—	19,743,638
Government & Agency Obligations	—	83,776,913	—	83,776,913
Loan Participations and Assignments	—	10,854,709	—	10,854,709
Convertible Bond	—	—	516,815	516,815
Common Stocks (l)	2,776	—	21,117	23,893
Warrants	—	—	2,566	2,566
Exchange-Traded Fund	36,310,351	—	—	36,310,351
Short-Term Investments (1)	33,053,116	—	—	33,053,116
Derivatives (m)
Purchased Options	—	7,509	—	7,509
Futures Contracts	441,783	—	—	441,783
Credit Default Swap Contracts	—	838,175	—	838,175
Interest Rate Swap Contracts	—	13,253	—	13,253
Forward Foreign Currency Exchange Contracts	—	850,830	—	850,830
Total	$69,808,026	$309,646,838	$540,498	$379,995,362
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (m)
Written Options	$—	$(746,959)	$—	$(746,959)
Interest Rate Swap Contracts	—	(274,775)	—	(274,775)
Forward Foreign Currency Exchange Contracts	—	(741,067)	—	(741,067)
Total	$—	$(1,762,801)	$—	$(1,762,801)

There have been no transfers between fair value measurement levels during the period ended January 31, 2017.
(l)	See Investment Portfolio for additional detailed categorizations.
(m)	Derivatives include value of options purchased, unrealized appreciation (depreciation) on open futures contracts, credit default swap contracts, interest rate swap contracts, forward foreign currency exchange contracts, and written options, at value.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of January 31, 2017 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Swaps	Forward Currency Contracts	Options
Credit Contracts	$ —	$ 838,175	$ —	$ —
Foreign Exchange Contracts	$ —	$ —	$ 109,763	$ —
Interest Rate Contracts	$ 441,783	$ (261,522)	$ —	$ (844,442)

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Unconstrained Income Fund, a series of Deutsche Income Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	March 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	March 23, 2017

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	March 23, 2017